CONCENTRATIONS AND RISKS	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND RISKS

19. CONCENTRATIONS AND RISKS

Concentrations

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the financial years ended December 31,
	2023		2024		2025		2025
	SGD’000		SGD’000		SGD’000		US$’000
Amount of the Company’s revenue
Customer A	-	*	7,795		9,497		7,385
Customer B	3,495		2,652		-	*	-	*
Customer C	4,372		-	*	-	*	-	*

*	Revenue from relevant customer was less than 10% of the Company’s total revenue for the year.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31,
	2024	2025		2025
	SGD’000	SGD’000		US$’000
Amount of the Company’s accounts receivable
Customer A	1,592	4,995		3,884
Customer B	573	-	**	-	**
Customer C	762	-	**	-	**

**	Account receivable from relevant customer was less than 10% of the Company’s total accounts receivable for the year.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the financial years ended December 31,
	2023	2024		2025		2025
	SGD’000	SGD’000		SGD’000		US$’000
Amount of the Company’s purchase
Supplier A	1,574	1,642		2,002		1,557
Supplier B	1,172	-	#	-	#	-	#
Supplier C	1,103	1,266		-	#	-	#

#	Purchase from relevant supplier was less than 10% of the Company’s total revenue for the year.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total accounts payable:

	As of December 31,
	2024		2025		2025
	SGD’000		SGD’000		US$’000
Amount of the Company’s accounts payable
Supplier A	-	##	165		128
Supplier C	117		226		176
Supplier D	80		-	##	-	##

##	Account payable from relevant supplier was less than 10% of the Company’s total accounts payable for the year.

Credit Risk

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of trade and other receivables (excluding prepayments) and cash and bank deposits presented on the consolidated statements of financial position. The Company has no other financial assets which carry significant exposure to credit risk.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 60 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of the Company’s financial instruments will fluctuate because of changes in market interest rates. The Company’s exposure to interest rate risk arises primarily from bank loans. The Company does not expect any significant effect on the Company’s profit or loss arising from the effects of reasonably possible changes to interest rates on interest bearing financial instruments at the end of the financial year.

As at the reporting date, if the interest rates had been 50 basis points higher/lower with all other variables held constant, the Company’s profit before tax would have been approximately SGD20,000 (US$16,000) lower/higher arising mainly as a result of higher/lower interest expense on bank loans.

Derivative financial instruments

The following table sets out the derivative financial instruments as at the end of the reporting period:

	As of December 31,
	2024	2025
	SGD’000	SGD’000

Interest rate swap	4,417	3,417

The Company uses derivative financial instruments such as interest rate swaps (including overnight indexed swaps) to hedge its risks associated with interest rate exposures. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into, and are subsequently re-measured at fair value. Any gains or losses arising from changes in fair value on derivatives that do not qualify for hedge accounting are taken directly to the profit or loss.

As of the year end, the Company has re-measured the derivative financial instruments at fair value which is categorized as Level 2 in the fair value hierarchy, as the valuations are determined by reference to the mark-to-market (“MTM”) valuations provided by the bank counterparties using observable market inputs. The fair value of these instruments was approximately SGD40 thousand and SGD45 thousand (US$35 thousand) for the years ended December 31, 2024 and 2025, respectively. The fair value of these instruments was not material to the financial statements.

Foreign currency risk

The Company’s foreign exchange risk results mainly from cash flows from transactions denominated in foreign currencies. At present, the Company manages this exposure through ongoing monitoring and, where considered appropriate, the use of foreign exchange derivative instruments, including foreign exchange option contracts.

Derivative financial instruments

The following table sets out the derivative financial instruments as at the end of the reporting period:

	As of December 31,
	2024	2025
	US$’000	US$’000

Foreign exchange option	500	200

The Company uses derivative financial instruments such as foreign exchange time option contracts to hedge its risks associated with foreign currency fluctuations. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into, and are subsequently re-measured at fair value. Any gains or losses arising from changes in fair value on derivatives that do not qualify for hedge accounting are taken directly to the profit or loss.

As of the year end, the Company has re-measured the derivative financial instruments at fair value which is categorized as Level 2 in the fair value hierarchy, as the valuations are determined by reference to the mark-to-market (“MTM”) valuations provided by the bank counterparties using observable market inputs. The fair value of these instruments was approximately SGD28 thousand and SGD1 thousand (US$1 thousand) for the years ended December 31, 2024 and 2025, respectively. The fair value of these instruments was not material to the financial statements.

Taking into account factors impacting the foreign currency being 10% higher or lower than expected, this would result a potential outcome in an increase or decrease of the foreign currency exchange difference amounting to approximately US$20,000 (2024: US$50,000) in profit or loss.

The Company is exposed to foreign currency risk on transactions that are denominated in currencies other than the functional currencies of the operating entities. Exposure in foreign currency is monitored on an ongoing basis and the Company endeavors to keep the net exposure at an acceptable level.